UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bridgecreek Investment Management, LLC
Address:  2431 East 61st Street, Suite 315
          Tulsa, OK  74136

Form 13F File Number: 028-11967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian G. Carney, CIMA
Title:    Chief Investment Officer
          Chief Compliance Officer
Phone:    (918) 392-1990

Signature, Place, and Date of Signing:

      /s/ Brian G. Carney            Tulsa, OK                 01-16-2009
     ---------------------          -------------              ----------
          [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          198

Form 13F Information Table Value Total:  $    95,443
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]


Bridgecreek Consolidated Positions as of 12-31-2008

                                            Title of                                             Investment        Other    Voting
Name of Issuer                               Class       CUSIP        Value       Shares         Discretion       Managers Authority
------------------------------------------------------------------------------------------------------------------------------------
ABB LTD COM                                 COMMON      000375204     12,758        850       Full Discretion/Sole   N/A   Sole
ACCENTURE LTD COM                           COMMON      G1150G111    656,292      20015       Full Discretion/Sole   N/A   Sole
AFFILIATED MANAGERS GROUP CM                COMMON      008252108     14,672        350       Full Discretion/Sole   N/A   Sole
AK STL HLDG CORP COM                        COMMON      001547108      5,592        600       Full Discretion/Sole   N/A   Sole
ALASKA COMM SYSTEMS GROUP COM               COMMON      01167P101  1,984,217     211537       Full Discretion/Sole   N/A   Sole
ALLIANCE HOLDINGS GP LP                     COMMON      01861G100      7,770        525       Full Discretion/Sole   N/A   Sole
ALTRIA GROUP INC COM                        COMMON      02209S103    867,426      57598       Full Discretion/Sole   N/A   Sole
ALUMINUM CORP CHINA LTD ADR                 COMMON      022276109      1,486        110       Full Discretion/Sole   N/A   Sole
AMERICA MOVIL S.A.B. DE C.V ADR SERIES L    COMMON      02364W105    699,599      22575       Full Discretion/Sole   N/A   Sole
AMERICAN ELEC PWR INC COM                   COMMON      025537101      9,984        300       Full Discretion/Sole   N/A   Sole
AMERICAN INTL GROUP INC COM                 COMMON      026874107        785        500       Full Discretion/Sole   N/A   Sole
AMGEN INC COM                               COMMON      031162100     92,400       1600       Full Discretion/Sole   N/A   Sole
ANADARKO PETE CORP COM                      COMMON      032511107    168,656       4375       Full Discretion/Sole   N/A   Sole
APACHE CORP COM                             COMMON      037411105    277,252       3720       Full Discretion/Sole   N/A   Sole
APOLLO INVESTMENTS CORP COM                 COMMON      03761U106    113,582      12200       Full Discretion/Sole   N/A   Sole
APPLE INC COM                               COMMON      037833100  1,601,593      18765       Full Discretion/Sole   N/A   Sole
ARCHER DANIELS MIDLAND CO COM               COMMON      039483102      5,766        200       Full Discretion/Sole   N/A   Sole
AT&T INC COM                                COMMON      00206R102     10,203        358       Full Discretion/Sole   N/A   Sole
BANCFIRST CORP COM                          COMMON      05945F103    264,600       5000       Full Discretion/Sole   N/A   Sole
BANCFIRST CORP COM                          COMMON      05539S206    261,875      10475       Full Discretion/Sole   N/A   Sole
BANK OF HAWAII CORP COM                     COMMON      062540109    158,095       3500       Full Discretion/Sole   N/A   Sole
BARCLAYS PLC ADR                            COMMON      06738E204     39,200       4000       Full Discretion/Sole   N/A   Sole
BARRICK GOLD CORP COM                       COMMON      067901108      1,838         50       Full Discretion/Sole   N/A   Sole
BASF SE SPON ADR                            COMMON      055262505     13,758        350       Full Discretion/Sole   N/A   Sole
BENIHANA INC - CLASS A COM                  COMMON      082047200         52         25       Full Discretion/Sole   N/A   Sole
BERKSHIRE HATHAWAY INC DEL CL B             COMMON      084670207    202,482         63       Full Discretion/Sole   N/A   Sole
BERKSHIRE HATHAWAY INC DEL CONV CL A COM    COMMON      084670108    193,200          2       Full Discretion/Sole   N/A   Sole
BHP BILLITON LIMITED ADR                    COMMON      088606108     11,797        275       Full Discretion/Sole   N/A   Sole
BOEING CO COM                               COMMON      097023105      9,601        225       Full Discretion/Sole   N/A   Sole
BOK FINL CORP CM                            COMMON      05561Q201    144,268       3571       Full Discretion/Sole   N/A   Sole
BP PLC SPONS ADR                            COMMON      055622104     16,826        360       Full Discretion/Sole   N/A   Sole
BPZ RESOURCES INC COM                       COMMON      055639108        960        150       Full Discretion/Sole   N/A   Sole
BROOKFIELD ASSET MGMT INC COM               COMMON      112585104     17,179       1125       Full Discretion/Sole   N/A   Sole
BURLINGTON NORTHERN SANTA FE COM            COMMON      12189T104     18,927        250       Full Discretion/Sole   N/A   Sole
CA INCORPORATED COM                         COMMON      12673P105    391,539      21130       Full Discretion/Sole   N/A   Sole
CANADIAN OIL SANDS TRUST CLOSED END TRUST   COMMON      13642L100  1,029,687      60025       Full Discretion/Sole   N/A   Sole
CERAGON NETWORKS LTD COM                    COMMON      M22013102      7,070       1400       Full Discretion/Sole   N/A   Sole
CERNER CORP COM                             COMMON      156782104  1,549,150      40290       Full Discretion/Sole   N/A   Sole
CHART INDUSTRIES INC COM                    COMMON      16115Q308  1,193,590     112285       Full Discretion/Sole   N/A   Sole
CHESAPEAKE ENERGY CORP COM                  COMMON      165167107    173,585      10735       Full Discretion/Sole   N/A   Sole
CHEVRON CORP COM                            COMMON      166764100    251,276       3397       Full Discretion/Sole   N/A   Sole
CHINA MOBILE LTD SP ADR                     COMMON      16941M109     97,378       1915       Full Discretion/Sole   N/A   Sole
CHIPOTLE MEXICAN GRILL COM CL A             COMMON      169656105     15,805        255       Full Discretion/Sole   N/A   Sole
CLEAN ENERGY FUELS CORP COM                 COMMON      184499101      1,057        175       Full Discretion/Sole   N/A   Sole
COACH INC COM                               COMMON      189754104      7,685        370       Full Discretion/Sole   N/A   Sole
COMPLETE PROD SERV INC COM                  COMMON      20453E109      2,649        325       Full Discretion/Sole   N/A   Sole
CONOCOPHILLIPS CORP COM                     COMMON      20825C104    120,228       2321       Full Discretion/Sole   N/A   Sole
CONTINENTAL RESOURCES INC COM               COMMON      212015101      2,071        100       Full Discretion/Sole   N/A   Sole
COSTCO WHOLESALE CORPORATION COM            COMMON      22160K105    504,000       9600       Full Discretion/Sole   N/A   Sole
CVS CAREMARK CORPORATION COM                COMMON      126650100  1,142,702      39760       Full Discretion/Sole   N/A   Sole
DAKTRONICS INC COM                          COMMON      234264109      7,488        800       Full Discretion/Sole   N/A   Sole
DANAHER CORP DEL COM                        COMMON      235851102  1,167,468      20623       Full Discretion/Sole   N/A   Sole
DATASCOPE CORP COM                          COMMON      238113104    104,480       2000       Full Discretion/Sole   N/A   Sole
DAVITA INC COM                              COMMON      23918K108    176,767       3566       Full Discretion/Sole   N/A   Sole
DEERE + CO COM                              COMMON      244199105      7,856        205       Full Discretion/Sole   N/A   Sole
DELTA AIR LINES INC COM                     COMMON      247361702      6,544        571       Full Discretion/Sole   N/A   Sole
DENBURY RESOURCES INC. CM                   COMMON      247916208      7,316        670       Full Discretion/Sole   N/A   Sole
DEVON ENERGY CORPORATION COMMON             COMMON      25179M103    212,178       3229       Full Discretion/Sole   N/A   Sole
DOUBLE EAGLE HOLDINGS LTD COM               COMMON      25856Y107      1,500      15000       Full Discretion/Sole   N/A   Sole
DR PEPPER SNAPPLE GROUP INC COM             COMMON      26138E109    516,019      31755       Full Discretion/Sole   N/A   Sole
DUKE ENERGY HOLDINGS CORP COM               COMMON      26441C105  1,125,375      74975       Full Discretion/Sole   N/A   Sole
E M C CORP MASS COM                         COMMON      268648102    963,921      92065       Full Discretion/Sole   N/A   Sole
EAGLE BULK SHIPPING INC COM                 COMMON      Y2187A101  1,291,333     189345       Full Discretion/Sole   N/A   Sole
EASTMAN CHEMICAL CO COM                     COMMON      277432100    236,398       7455       Full Discretion/Sole   N/A   Sole
EMERSON ELEC CO COM                         COMMON      291011104  1,289,734      35229       Full Discretion/Sole   N/A   Sole
EXXON MOBIL CORPORATION COM                 COMMON      30231G102  1,904,185      23853       Full Discretion/Sole   N/A   Sole
FPL GROUP INC COM                           COMMON      302571104     25,165        500       Full Discretion/Sole   N/A   Sole
FRANKLIN RES INC COM                        COMMON      354613101      8,291        130       Full Discretion/Sole   N/A   Sole
FREEPORT MCMORAN COPPER & GOLD CL B         COMMON      35671D857    588,271      24070       Full Discretion/Sole   N/A   Sole
FRONTLINE LTD COM                           COMMON      G3682E127    267,378       9030       Full Discretion/Sole   N/A   Sole
GENERAL ELECTRIC CO COM                     COMMON      369604103        648         40       Full Discretion/Sole   N/A   Sole
GOLDMAN SACHS GROUP INC COM                 COMMON      38141G104  1,524,674      18067       Full Discretion/Sole   N/A   Sole
GOOGLE INC CL A                             COMMON      38259P508      5,230         17       Full Discretion/Sole   N/A   Sole
HALLIBURTON CO COM                          COMMON      406216101        454         25       Full Discretion/Sole   N/A   Sole
HEALTH CARE REIT INC COM                    COMMON      42217K106  1,203,333      28515       Full Discretion/Sole   N/A   Sole
HEALTHSPORT INC COM                         COMMON      42223C106      5,800      10000       Full Discretion/Sole   N/A   Sole
HELMERICH & PAYNE INC COM                   COMMON      423452101     11,375        500       Full Discretion/Sole   N/A   Sole
HEWLETT PACKARD CO COM                      COMMON      428236103    592,434      16325       Full Discretion/Sole   N/A   Sole
HONEYWELL INTERNATIONAL INC COM             COMMON      438516106      6,303        192       Full Discretion/Sole   N/A   Sole
HOUSTON ENERGY PARTNERS LP NSA              COMMON      441998101  1,249,373    1249373       Full Discretion/Sole   N/A   Sole
IDEXX LABORATORIES INC COM                  COMMON      45168D104  1,359,567      37682       Full Discretion/Sole   N/A   Sole
INTERCONTINENTAL EXCHANGE COM               COMMON      45865V100  1,654,983      20075       Full Discretion/Sole   N/A   Sole
INTL BUSINESS MACHINES COM                  COMMON      459200101     31,055        369       Full Discretion/Sole   N/A   Sole
INTUITIVE SURGICAL INC COM                  COMMON      46120E602    798,386       6287       Full Discretion/Sole   N/A   Sole
IOWA TELECOMMUNICATIONS SERVIC COM          COMMON      462594201    325,227      22775       Full Discretion/Sole   N/A   Sole
JOHNSON + JOHNSON COM                       COMMON      478160104     87,053       1455       Full Discretion/Sole   N/A   Sole
JP MORGAN CHASE & CO COM                    COMMON      46625H100    675,089      21411       Full Discretion/Sole   N/A   Sole
KRAFT FOODS INC CL A                        COMMON      50075N104      4,377        163       Full Discretion/Sole   N/A   Sole
LLOYDS TSB GROUP PLC SP ADR                 COMMON      539439109      6,737        875       Full Discretion/Sole   N/A   Sole
LOCKHEED MARTIN COM                         COMMON      539830109      2,522         30       Full Discretion/Sole   N/A   Sole
MAGELLAN MIDSTREAM PARTNERS COM             COMMON      559080106  1,331,355      44070       Full Discretion/Sole   N/A   Sole
MCDONALDS CORP COM                          COMMON      580135101     88,310       1420       Full Discretion/Sole   N/A   Sole
MERCK & CO INC COM                          COMMON      589331107      6,840        225       Full Discretion/Sole   N/A   Sole
MESABI TR ROYALTY SH BEN INT                COMMON      590672101    786,456      90710       Full Discretion/Sole   N/A   Sole
METROPCS COMMUNICATIONS INC COM             COMMON      591708102     10,395        700       Full Discretion/Sole   N/A   Sole
MGM MIRAGE COM                              COMMON      552953101     93,045       6762       Full Discretion/Sole   N/A   Sole
MICROSOFT CORP COM                          COMMON      594918104     40,824       2100       Full Discretion/Sole   N/A   Sole
MINE SAFETY APPLIANCES CO COM               COMMON      602720104    129,114       5400       Full Discretion/Sole   N/A   Sole
MIRANT CORP ESCROW - DO NOT SELL            COMMON      604675991          -       1000       Full Discretion/Sole   N/A   Sole
MONSANTO CO COM                             COMMON      61166W101    453,757       6450       Full Discretion/Sole   N/A   Sole
NEW GULF ENERGY LLC NSA                     COMMON      644995102  2,004,094    2004094       Full Discretion/Sole   N/A   Sole
NIKE INC CL B                               COMMON      654106103  1,529,490      29990       Full Discretion/Sole   N/A   Sole
NOBLE CORP COM                              COMMON      G65422100      8,284        375       Full Discretion/Sole   N/A   Sole
NOKIA CORP ADR                              COMMON      654902204     53,196       3410       Full Discretion/Sole   N/A   Sole
NORDIC AMER TANKER SHIPPING ORD             COMMON      G65773106  1,765,800      52320       Full Discretion/Sole   N/A   Sole
NORTHEAST UTILS SERVICE CO COM              COMMON      664397106      2,045         85       Full Discretion/Sole   N/A   Sole
NORTHERN TR CORP COM                        COMMON      665859104    417,120       8000       Full Discretion/Sole   N/A   Sole
NUCOR CORP COM                              COMMON      670346105    211,365       4575       Full Discretion/Sole   N/A   Sole
OCCIDENTAL PETROLEUM CORP COM               COMMON      674599105    216,984       3617       Full Discretion/Sole   N/A   Sole
OGE ENERGY CORP COM                         COMMON      670837103     25,780       1000       Full Discretion/Sole   N/A   Sole
ONEOK INC CM (NEW)                          COMMON      682680103  1,306,178      44855       Full Discretion/Sole   N/A   Sole
ORACLE CORP COM                             COMMON      68389X105  1,943,775     109632       Full Discretion/Sole   N/A   Sole
PACKAGING CORP OF AMERICA COM               COMMON      695156109    473,927      35210       Full Discretion/Sole   N/A   Sole
PATRIOT COAL CORPORATION COM                COMMON      70336T104        125         20       Full Discretion/Sole   N/A   Sole
PEABODY ENERGY CORP COM                     COMMON      704549104      2,275        100       Full Discretion/Sole   N/A   Sole
PENN WEST ENERGY TRUST-UNITS COM            COMMON      707885109     97,856       8800       Full Discretion/Sole   N/A   Sole
PETROCHINA CO LTD COM                       COMMON      71646E100      7,118         80       Full Discretion/Sole   N/A   Sole
PETROHAWK ENERGY CORP COM                   COMMON      716495106    122,305       7825       Full Discretion/Sole   N/A   Sole
PETROLEO BRASILEIRO SA COM                  COMMON      71654V408      9,061        370       Full Discretion/Sole   N/A   Sole
PHILIP MORRIS INTL COM                      COMMON      718172109  1,580,849      36333       Full Discretion/Sole   N/A   Sole
PLUM CREEK TIMBER CO INC COM                COMMON      729251108    819,517      23590       Full Discretion/Sole   N/A   Sole
PROCTER GAMBLE CO COM                       COMMON      742718109    477,127       7718       Full Discretion/Sole   N/A   Sole
PROGRESS SOFTWARE CORP COM                  COMMON      743312100    190,674       9900       Full Discretion/Sole   N/A   Sole
PROLOGIS COM                                COMMON      743410102    166,680      12000       Full Discretion/Sole   N/A   Sole
QUALCOMM INC COM                            COMMON      747525103    214,980       6000       Full Discretion/Sole   N/A   Sole
RESEARCH IN MOTION COMMON- CANADIAN         COMMON      760975102  1,267,110      31225       Full Discretion/Sole   N/A   Sole
ROCHE HOLDINGS ADRS LTD COM                 COMMON      771195104     19,137        250       Full Discretion/Sole   N/A   Sole
SAN JUAN BASIN ROYALTIES COM                COMMON      798241105  1,102,377      35595       Full Discretion/Sole   N/A   Sole
SANDRIDGE ENERGY INC COM                    COMMON      80007P307     56,272       9150       Full Discretion/Sole   N/A   Sole
SCHLUMBERGER LTD COM                        COMMON      806857108     12,699        300       Full Discretion/Sole   N/A   Sole
SEABOARD CORP DEL                           COMMON      811543107    109,848         92       Full Discretion/Sole   N/A   Sole
SEAGATE TECHNOLOGY ESCROW                   COMMON      811804988          -        350       Full Discretion/Sole   N/A   Sole
SENIOR HOUSING PROP TRUST REITS             COMMON      81721M109  1,332,047      74333       Full Discretion/Sole   N/A   Sole
SHIP FINANCE INTERNATIONAL COM              COMMON      G81075106    983,118      88970       Full Discretion/Sole   N/A   Sole
SINGAPORE AIRLINES LTD ORD                  COMMON      Y7992P128    142,795      18666       Full Discretion/Sole   N/A   Sole
SONIC CORP COM                              COMMON      835451105      3,651        300       Full Discretion/Sole   N/A   Sole
SOUTHERN CO COM                             COMMON      842587107  2,024,085      54705       Full Discretion/Sole   N/A   Sole
STRYKER CORP COM                            COMMON      863667101     19,975        500       Full Discretion/Sole   N/A   Sole
SUNCOR INC COM                              COMMON      867229106    629,694      32292       Full Discretion/Sole   N/A   Sole
SYMANTEC CORP COM                           COMMON      871503108      8,112        600       Full Discretion/Sole   N/A   Sole
SYNTROLEUM CORP COM                         COMMON      871630109        621       1150       Full Discretion/Sole   N/A   Sole
TARGET CORP COM                             COMMON      87612E106  1,874,530      54287       Full Discretion/Sole   N/A   Sole
THE BLACKSTONE GROUP LP COM                 COMMON      09253U108    646,764      99045       Full Discretion/Sole   N/A   Sole
THE ENDOWMENT DOMESTIC QP FUND LP NSA       COMMON      292645991  4,936,442    4936442       Full Discretion/Sole   N/A   Sole
THE ENDOWMENT REGISTERED FUND LP            COMMON      29299H101  2,473,708    2473708       Full Discretion/Sole   N/A   Sole
TOTAL S A SPONSORED ADR                     COMMON      89151E109     15,207        275       Full Discretion/Sole   N/A   Sole
TRANSOCEAN LTD ORD                          COMMON      H8817H100    486,391      10294       Full Discretion/Sole   N/A   Sole
TRIUMPH GROUP INC COM                       COMMON      896818101    114,642       2700       Full Discretion/Sole   N/A   Sole
UNILEVER N V NY SHARES                      COMMON      904784709     21,972        895       Full Discretion/Sole   N/A   Sole
UNION PAC CORP COM                          COMMON      907818108      2,533         53       Full Discretion/Sole   N/A   Sole
UNIT CORP COM                               COMMON      909218109    658,648      24650       Full Discretion/Sole   N/A   Sole
UNITED TECH CORP COM                        COMMON      913017109  1,692,366      31574       Full Discretion/Sole   N/A   Sole
USEC INC COM                                COMMON      90333E108      6,735       1500       Full Discretion/Sole   N/A   Sole
VALERO ENERGY NEW COM                       COMMON      91913Y100  1,117,879      51658       Full Discretion/Sole   N/A   Sole
WALGREEN CO COM                             COMMON      931422109      5,008        203       Full Discretion/Sole   N/A   Sole
WAL-MART STORES COM                         COMMON      931142103    354,579       6325       Full Discretion/Sole   N/A   Sole
WALT DISNEY CO COM                          COMMON      254687106     13,614        600       Full Discretion/Sole   N/A   Sole
WELLCARE HEALTH PLANS INC COM               COMMON      94946T106      7,394        575       Full Discretion/Sole   N/A   Sole
WEST PHARMACEUTICALS SERVICES COM           COMMON      955306105    143,526       3800       Full Discretion/Sole   N/A   Sole
WESTERN DIGITAL CORP COM                    COMMON      958102105      6,584        575       Full Discretion/Sole   N/A   Sole
WESTPORT INNOVATIONS INC COM                COMMON      960908309    622,394     122038       Full Discretion/Sole   N/A   Sole
WILLBROS GROUP INC COM                      COMMON      969199108    285,439      33700       Full Discretion/Sole   N/A   Sole
WILLIAMS COS INC COM                        COMMON      969457100    594,838      41080       Full Discretion/Sole   N/A   Sole
WINDSTREAM CORPORATION COM                  COMMON      97381W104    202,602      22022       Full Discretion/Sole   N/A   Sole
XTO ENERGY INC COM                          COMMON      98385X106    105,810       3000       Full Discretion/Sole   N/A   Sole
AMEX SPDR MATERIALS SELECT SEC INDEX        ETF         81369Y100      5,071        223       Full Discretion/Sole   N/A   Sole
DIAMONDS TRUST SERIES I COM                 ETF         252787106    135,481       1548       Full Discretion/Sole   N/A   Sole
ISHARES BARCLAYS AGG BOND FUND              ETF         464287226  7,449,571      71493       Full Discretion/Sole   N/A   Sole
ISHARES COMEX GOLD TRUST COM                ETF         464285105     21,925        253       Full Discretion/Sole   N/A   Sole
ISHARES DJ US REAL ESTATE                   ETF         464287739      2,420         65       Full Discretion/Sole   N/A   Sole
ISHARES GSCI COMMODITY INDEXED TRUST        ETF         46428R107      2,861        100       Full Discretion/Sole   N/A   Sole
ISHARES IBOXX & INVTOP INVES FD             ETF         464287242     23,684        233       Full Discretion/Sole   N/A   Sole
ISHARES MIDCAP 400 IDX FD                   ETF         464287507     92,154       1728       Full Discretion/Sole   N/A   Sole
ISHARES MSCI CANADA                         ETF         464286509     14,693        843       Full Discretion/Sole   N/A   Sole
ISHARES MSCI EAFE INDEX FUND                ETF         464287465  6,179,734     137756       Full Discretion/Sole   N/A   Sole
ISHARES MSCI EMERGING MKTS                  ETF         464287234  3,060,848     122581       Full Discretion/Sole   N/A   Sole
ISHARES RUSSELL 2000 IDX FUND               ETF         464287655      8,371        170       Full Discretion/Sole   N/A   Sole
ISHARES RUSSELL 2000 VAL IND FUND           ETF         464287630      7,375        150       Full Discretion/Sole   N/A   Sole
ISHARES S&P 500 INDEX                       ETF         464287200      7,225         80       Full Discretion/Sole   N/A   Sole
ISHARES S&P 500 VALUE INDEX FUND            ETF         464287408     22,590        500       Full Discretion/Sole   N/A   Sole
ISHARES S&P MDCP 400 VALUE FD               ETF         464287705     41,732        830       Full Discretion/Sole   N/A   Sole
ISHARES S&P MIDCAP 400 GROWTH INDEX FD      ETF         464287606      6,099        110       Full Discretion/Sole   N/A   Sole
ISHARES S&P NORTH AMERI NATUR INDEX FD      ETF         464287374     30,257       1195       Full Discretion/Sole   N/A   Sole
POWERSHARES QQQ                             ETF         73935A104     29,740       1000       Full Discretion/Sole   N/A   Sole
POWERSHARES WATER RESOURCE PORTFOLIO FUND   ETF         73935X575     17,987       1250       Full Discretion/Sole   N/A   Sole
S & P 400 MID-CAP DEP RECPT COM             ETF         595635103     63,154        650       Full Discretion/Sole   N/A   Sole
SPDR TR UNIT SER 1                          ETF         78462F103    161,891       1794       Full Discretion/Sole   N/A   Sole
VANGUARD REIT ETF INDEX                     ETF         922908553      2,005         55       Full Discretion/Sole   N/A   Sole
BARCLAYS BANKS PLC 8.125% PERP PREF SHARE   PREF. STOCK 06739H362     30,040       2000       Full Discretion/Sole   N/A   Sole
NUVEEN MUNI HIGH INCOME OPP CLOSEDEND       BOND FUNDS  670682103  1,593,705     176100       Full Discretion/Sole   N/A   Sole
ISHARES BARCLAYS1-3 YR TRS BD               GOV. BONDS  464287457      7,196         85       Full Discretion/Sole   N/A   Sole
AMERIGAS PARTNERS-LP COM                    LP          030975106     41,914       1490       Full Discretion/Sole   N/A   Sole
ENBRIDGE ENERGY PARTNERS LP                 LP          29250R106     76,500       3000       Full Discretion/Sole   N/A   Sole
ENERGY TRANSFER PARTNERS LP COM             LP          29273R109    555,383      16330       Full Discretion/Sole   N/A   Sole
ENTERPRISE PRODUCTS PARTNERS LP             LP          293792107    180,351       8700       Full Discretion/Sole   N/A   Sole
KINDER MORGAN ENERGY PARTNERS CM LP         LP          494550106    308,675       6747       Full Discretion/Sole   N/A   Sole
SUBURBAN PROPANE PARTNERS LP COM            LP          864482104      6,204        175       Full Discretion/Sole   N/A   Sole
TERRA NITROGEN CO LP COM UNITS              LP          881005201    741,747       7870       Full Discretion/Sole   N/A   Sole